Selling and Administrative Expenses	6 Months Ended
Jun. 30, 2024
Selling and Administrative Expenses[Abstract]
SELLING AND ADMINISTRATIVE EXPENSES

NOTE 19 – SELLING AND ADMINISTRATIVE EXPENSES

The Company incurred the following selling and administrative expenses during the six months ended June 30, 2024 and 2023.

	Six Months Ended June 30,
	2024	2023
Professional fees	€903,531	€566,062
Shipping and handling expenses	100,251	148,720
Warehouse handling	35,667	44,539
Miscellaneous operating expenses	133,704	45,596
Marketing and advertising	125,336	242,940
Leases and royalties	84,491	66,409
Insurance premiums	104,674	38,167
Repair and conservation	6,004	19,831
Supplies	2,244	1,506
Depreciation of property and equipment	5,829	10,051
Amortization of intangible assets	24,842	25,141
Amortization of right-of-use assets	31,571	27,957
	€1,558,144	€1,236,919

During the six months ended June 30, 2024 and 2023, the Company incurred selling and administrative expenses of €1,558,144 and €1,236,919, of which €426,545 and €508,590 derived from related parties, respectively.